Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 130,302	$ 128,176	$ 126,505	$ 131,309	$ 134,380	$ 145,384	$ 154,581	$ 155,926
Interest expense	33,343	33,461	33,482	35,875	42,209	48,849	49,979	52,212	136,159	193,249	227,696
Interest income	96,959	94,715	93,023	95,434	92,171	96,535	104,602	103,714	516,291	590,271	644,635
Provision for loan losses	(2,250)	0	0	3,600	5,379	10,366	18,000	11,210	1,350	44,955	93,104
Other operating income (REO expense)	11,157	5,236	2,043	1,638	4,439	4,736	3,446	(5,923)
Other operating expense	43,167	41,610	41,164	38,298	35,713	35,964	36,812	34,365	45,037	34,631	29,496
Total Income	67,199	58,341	53,902	55,174	55,518	54,941	53,236	52,216	234,616	215,911	173,659
Income taxes	24,293	21,003	17,924	19,891	19,987	19,778	19,165	18,798	83,111	77,728	62,518
NET INCOME	$ 42,906	$ 37,338	$ 35,978	$ 35,283	$ 35,531	$ 35,163	$ 34,071	$ 33,418	$ 151,505	$ 138,183	$ 111,141
Basic earnings per share (in dollars per share)	$ 0.42	$ 0.36	$ 0.34	$ 0.33	$ 0.33	$ 0.33	$ 0.32	$ 0.31	$ 1.45	$ 1.29	$ 1.00
Diluted earnings per share (in dollars per share)	$ 0.41	$ 0.36	$ 0.34	$ 0.33	$ 0.33	$ 0.33	$ 0.32	$ 0.31	$ 1.45	$ 1.29	$ 1.00
Cash dividends per share (in dollars per share)	$ 0.1	$ 0.09	$ 0.09	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.36	$ 0.32	$ 0.24
Return of average assets	1.32%	1.15%	1.10%	1.11%	1.10%	1.04%	1.00%	0.98%